Intangible Software, Net - Schedule of Software Development Costs (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets Under Development	ViraxImmune Mobile Application
Type of Intangible Asset	Technology
Net Book Value		$ 178,403